UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.
Address: 40 King Street West
         Scotia Plaza 56th Floor
         Toronto, Ontario, Canada M5H 3Y2

Form 13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Compliance Officer
Phone: 416-867-2179

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt      Toronto, Ontario, Canada         02/12/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  124
Form 13F Information Table Value Total:  $ 3,211,635,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                               TITLE OR                       VALUE  SHARES OR      PUT/ INVESTMT   OTHER
NAME OF ISSUER                 CLASS              CUSIP     (x$1000) PRN AMT SH/PRN CALL DISCRETION MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES LTD         COM              008474 10 8      81     1500 SH          SOLE                  1500
AGRIUM INC                     COM              008916 10 8   59700   840300 SH          SOLE                602900          237400
ALBEMARLE CORP                 COM              012653 10 1    6517   161300 SH          SOLE                129600           31700
ALEXCO RESOURCE CORP           COM              01535P 10 6    1928   363600 SH          SOLE                214500          149100
ALTERA CORP                    COM              021441 10 0    1332    70400 SH          SOLE                 70400
AMDOCS LTD                     ORD              G02602 10 3       8      250 SH          SOLE                   250
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W 10 5    2285    38000 SH          SOLE                 38000
AMERICAN EXPRESS CO            COM              025816 10 9    1784    35020 SH          SOLE                 35020
APACHE CORP                    COM              037411 10 5    3649    34645 SH          SOLE                 34645
ARCHER DANIELS MIDLAND CO      COM              039483 10 2    1383    30400 SH          SOLE                 30400
AVON PRODS INC                 COM              054303 10 2      22      575 SH          SOLE                   575
BANK MONTREAL QUE              COM              063671 10 1   29012   519550 SH          SOLE                359050          160500
BANK NOVA SCOTIA HALIFAX       COM              064149 10 7  147065  2950600 SH          SOLE               2293600          657000
BANK OF NEW YORK MELLON CORP   COM              064058 10 0     397     8320 SH          SOLE                  8320
BARRICK GOLD CORP              COM              067901 10 8   29083   702200 SH          SOLE                702200
BAYTEX ENERGY TR               TRUST UNIT       073176 10 9   22679  1204120 SH          SOLE               1192620           11500
BERKSHIRE HATHAWAY INC DEL     CL B             084670 20 7      56       12 SH          SOLE                    12
BROOKFIELD PPTYS CORP          COM              112900 10 5      11      580 SH          SOLE                   580
CAE INC                        COM              124765 10 8   12510   948150 SH          SOLE                450950          497200
CANADIAN NAT RES LTD           COM              136385 10 1   55246   767855 SH          SOLE                474575          293280
CANADIAN NATL RY CO            COM              136375 10 2  117298  2536500 SH          SOLE               2053000          483500
CANADIAN PAC RY LTD            COM              13645T 10 0   36045   566200 SH          SOLE                473400           92800
CANETIC RES TR                 COM              137513 10 7    1604   120934 SH          SOLE                120934
CARDIOME PHARMA CORP           COM NEW          14159U 20 2   14924  1689700 SH          SOLE               1594900           94800
CDN IMPERIAL BK OF COMMERCE    COM              136069 10 1   29263   418425 SH          SOLE                295225          123200
CHC HELICOPTER CORP            CL A SUB VTG     12541C 20 3    1153    46100 SH          SOLE                 46100
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250 10 9    1490    25175 SH          SOLE                 25175
CISCO SYS INC                  COM              17275R 10 2    2359    88950 SH          SOLE                 88950
COCA COLA CO                   COM              191216 10 0      18      300 SH          SOLE                   300
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412 20 9   73838  2307400 SH          SOLE               2307400
CONOCOPHILLIPS                 COM              20825C 10 4    3254    37625 SH          SOLE                 37625
CORNING INC                    COM              219350 10 5   33611  1430375 SH          SOLE               1430375
CVS CAREMARK CORPORATION       COM              126650 10 0    4838   124270 SH          SOLE                124270
DANAHER CORP DEL               COM              235851 10 2    2431    28285 SH          SOLE                 28285
DENISON MINES CORP             COM              248356 10 7   41830  4746590 SH          SOLE               3190090         1556500
DIAMOND OFFSHORE DRILLING IN   COM              25271C 10 2    1460    10500 SH          SOLE                 10500
DRAXIS HEALTH INC              COM              26150J 10 1   10770  2669400 SH          SOLE               1635200         1034200
DU PONT E I DE NEMOURS & CO    COM              263534 10 9    2315    53600 SH          SOLE                 25000           28600
DUPONT FABROS TECHNOLOGY INC   COM              26613Q 10 6     914    47600 SH          SOLE                 47600
ELDORADO GOLD CORP NEW         COM              284902 10 3   22861  3955700 SH          SOLE               3046200          909500
EMERSON ELEC CO                COM              291011 10 4     483     8700 SH          SOLE                  8700
ENBRIDGE ENERGY PARTNERS L P   COM              29250R 10 6     960    19400 SH          SOLE                 19400
ENBRIDGE INC                   COM              29250N 10 5   21402   539600 SH          SOLE                388500          151100
ENCANA CORP                    COM              292505 10 4   77017  1151000 SH          SOLE                868300          282700
ENTERPRISE PRODS PARTNERS L    COM              293792 10 7    1157    37050 SH          SOLE                 37050
EXFO ELECTRO OPTICAL ENGR IN   SUB VTG SHS      302043 10 4    2195   447400 SH          SOLE                447400
FAIRFAX FINL HLDGS LTD         SUB VTG          303901 10 2    3855    13550 SH          SOLE                 13550
FOSTER WHEELER LTD             SHS NEW          G36535 13 9    4722    31095 SH          SOLE                 21095           10000
FUEL TECH INC                  COM              359523 10 7    3095   139500 SH          SOLE                 66900           72600
GENERAL CABLE CORP DEL NEW     COM              369300 10 8    5100    71050 SH          SOLE                 43450           27600

GENERAL MOLY INC               COM              370373 10 2    1143   100000 SH          SOLE                100000
GILDAN ACTIVEWEAR INC          COM              375916 10 3   27581   679600 SH          SOLE                364600          315000
GOLDCORP INC NEW               COM              380956 40 9   98549  2941250 SH          SOLE               2715050          226200
GROUPE CGI INC                 CL A SUB VTG     39945C 10 9   22493  1957800 SH          SOLE               1490300          467500
HARSCO CORP                    COM              415864 10 7   28286   450730 SH          SOLE                407830           42900
HCC INS HLDGS INC              COM              404132 10 2    2985   106270 SH          SOLE                106270
HEWLETT PACKARD CO             COM              428236 10 3   21192   428600 SH          SOLE                428600
INTEL CORP                     COM              458140 10 0   49840  1908600 SH          SOLE               1908600
ITRON INC                      COM              465741 10 6    5480    58300 SH          SOLE                 34400           23900
JOHNSON & JOHNSON              COM              478160 10 4     216     3300 SH          SOLE                  3300
JP MORGAN CHASE & CO           COM              46625H 10 0    1927    45080 SH          SOLE                 45080
MAG SILVER CORP                COM              55903Q 10 4  106003  7231400 SH          SOLE               5512900         1718500
MAGNA INTL INC                 CL A             559222 40 1   62153   781975 SH          SOLE                600275          181700
MANULIFE FINL CORP             COM              56501R 10 6  211182  5251050 SH          SOLE               4167550         1083500
MEDTRONIC INC                  COM              585055 10 6     119     2420 SH          SOLE                  2420
MEMC ELECTR MATLS INC          COM              552715 10 4     945    10900 SH          SOLE                 10900
METALLICA RES INC              COM              59125J 10 4    9589  1811500 SH          SOLE               1811500
METHANEX CORP                  COM              59151K 10 8    8756   320500 SH          SOLE                164000          156500
MICROSOFT CORP                 COM              594918 10 4   23161   664200 SH          SOLE                664200
NABORS INDUSTRIES LTD          SHS              G6359F 10 3       5      200 SH          SOLE                   200
NATIONAL BK GREECE S A         SPONSORED ADR    633643 40 8     612    45300 SH          SOLE                 45300
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267 10 2    1101    58700 SH          SOLE                 58700
NEW GOLD INC CDA               COM              644535 10 6     521   103000 SH          SOLE                103000
NOKIA CORP                     SPONSORED ADR    654902 20 4   80877  2150815 SH          SOLE               2150815
NORTEL NETWORKS CORP NEW       COM NEW          656568 50 8    9057   609900 SH          SOLE                202700          407200
NUSTAR ENERGY LP               COM              67058H 10 2     869    16650 SH          SOLE                 16650
OILSANDS QUEST INC             *W EXP 12/05/200 678046 11 1     274   200000 SH          SOLE                200000
OILSANDS QUEST INC             COM              678046 10 3    1599   400000 SH          SOLE                400000
OPEN TEXT CORP                 COM              683715 10 6    7195   231300 SH          SOLE                100000          131300
ORMAT TECHNOLOGIES INC         COM              686688 10 2    1029    19100 SH          SOLE                 19100
PAN AMERICAN SILVER CORP       COM              697900 10 8    3306    95300 SH          SOLE                 95300
PEPSICO INC                    COM              713448 10 8    2386    32095 SH          SOLE                 32095
PETRO-CDA                      COM              71644E 10 2  199997  3788778 SH          SOLE               3219750          569028
PHOENIX TECHNOLOGY LTD         COM              719153 10 8     388    30750 SH          SOLE                 30750
POTASH CORP SASK INC           COM              73755L 10 7   82301   578600 SH          SOLE                482900           95700
PRAXAIR INC                    COM              74005P 10 4   15740   181145 SH          SOLE                158245           22900
PRECISION DRILLING TR          TR UNIT          740215 10 8    8185   547200 SH          SOLE                547200
PRINCIPAL FINANCIAL GROUP IN   COM              74251V 10 2    3262    48370 SH          SOLE                 48370
PROLOGIS                       SH BEN INT       743410 10 2    1235    19900 SH          SOLE                 19900
PROVIDENT ENERGY TR            TR UNIT          74386K 10 4    2962   299400 SH          SOLE                299400
QUEST DIAGNOSTICS INC          COM              74834L 10 0    1672    32275 SH          SOLE                 32275
QUESTAR CORP                   COM              748356 10 2    3113    58745 SH          SOLE                 58745
REPUBLIC SVCS INC              COM              760759 10 0    8928   290731 SH          SOLE                290731
RESEARCH IN MOTION LTD         COM              760975 10 2   72206   647120 SH          SOLE                370370          276750
ROGERS COMMUNICATIONS INC      CL B             775109 20 0   93358  2093300 SH          SOLE               1521800          571500
ROYAL BK CDA MONTREAL QUE      COM              780087 10 2   89285  1775100 SH          SOLE               1298200          476900
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054 20 4   45953   919000 SH          SOLE                919000
SCHLUMBERGER LTD               COM              806857 10 8    2658    27590 SH          SOLE                 27590
SHAW COMMUNICATIONS INC        CL B CONV        82028K 20 0    3515   150000 SH          SOLE                150000
SIERRA WIRELESS INC            COM              826516 10 6   26992  1844800 SH          SOLE               1551300          293500
SILVER STD RES INC             COM              82823L 10 6    1572    44000 SH          SOLE                 44000
SILVER WHEATON CORP            COM              828336 10 7    5179   311000 SH          SOLE                279000           32000
SMITH INTL INC                 COM              832110 10 0     239     3300 SH          SOLE                  3300
SUN LIFE FINL INC              COM              866796 10 5  131359  2378600 SH          SOLE               1829600          549000
SUNCOR ENERGY INC              COM              867229 10 6  205991  1925670 SH          SOLE               1603570          322100
SUNOPTA INC                    COM              8676EP 10 8    1589   121000 SH          SOLE                 58000           63000
SUNPOWER CORP                  COM CL A         867652 10 9     600     4700 SH          SOLE                  4700
SXC HEALTH SOLUTIONS CORP      COM              78505P 10 0   43140  2988900 SH          SOLE               2136750          852150

TALISMAN ENERGY INC            COM              87425E 10 3   44879  2461800 SH          SOLE               1893000          568800
TARGET CORP                    COM              87612E 10 6    2586    52800 SH          SOLE                 52800
TECK COMINCO LTD               CL B             878742 20 4   67142  1911698 SH          SOLE               1631100          280598
TEXAS INSTRS INC               COM              882508 10 4   32997  1008600 SH          SOLE               1008600
THERMO FISHER SCIENTIFIC INC   COM              883556 10 2    1815    32130 SH          SOLE                 32130
TIM HORTONS INC                COM              88706M 10 3    2361    65000 SH          SOLE                 65000
TORONTO DOMINION BK ONT        COM NEW          891160 50 9  128180  1860500 SH          SOLE               1488500          372000
TRANSALTA CORP                 COM              89346D 10 7    2337    70700 SH          SOLE                 20800           49900
TRANSCANADA CORP               COM              89353D 10 7   14118   351300 SH          SOLE                199300          152000
TRANSOCEAN INC NEW             SHS              G90073 10 0     459     3276 SH          SOLE                  3276
UNITEDHEALTH GROUP INC         COM              91324P 10 2     849    14900 SH          SOLE                 14900
VARIAN MED SYS INC             COM              92220P 10 5     250     4890 SH          SOLE                  4890
VERASUN ENERGY CORP            COM              92336G 10 6    1974   131900 SH          SOLE                131900
WABTEC CORP                    COM              929740 10 8    2454    72750 SH          SOLE                 72750
YAMANA GOLD INC                COM              98462Y 10 0  165419 12945768 SH          SOLE              11018168         1927600
ZOLTEK COS INC                 COM              98975W 10 4    4955   118000 SH          SOLE                 71900           46100